Cover	Mar. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	Hydrofarm Holdings Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39773
Entity Tax Identification Number	81-4895761
Entity Address, Address Line One	1510 Main Street
Entity Address, City or Town	Shoemakersville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19526
City Area Code	707
Local Phone Number	765-9990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HYFM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001695295
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	270 Canal Road
Entity Address, City or Town	Fairless Hills
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19030